Commitment and Contingencies - Schedule of Future Minimum Payments Under Purchase Obligations With Suppliers (Detail) $ in Thousands	Mar. 27, 2020 USD ($)
Purchase Obligation, Fiscal Year Maturity [Abstract]
2021	$ 67,946
2022	3,039
2023	1,814
2024	62
2025	62
Thereafter	0
Total	$ 72,923